CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2025	Feb. 10, 2025	Mar. 31, 2024
ASSETS
Cash and cash equivalents	$ 205.7		$ 277.0
Accounts receivable, net	576.0		688.6
Due from Starz Business (Note 21)	215.0		33.4
Other current assets	359.2		373.1
Total current assets	1,355.9		1,372.1
Investment in films and television programs, net	1,992.6		1,929.0
Property and equipment, net	34.1		37.3
Investments	77.8		74.8
Intangible assets, net	20.8		25.7
Goodwill	808.5		811.2
Other assets	825.5		852.9
Total assets	5,115.2		5,103.0
LIABILITIES
Accounts payable	248.2		246.7
Content related payables	32.8		41.4
Other accrued liabilities	216.4		282.4
Participations and residuals	642.4		647.8
Film related obligations	1,617.8		1,393.1
Debt - short term portion	215.6		860.3
Deferred revenue	235.5		170.6
Total current liabilities	3,208.7		3,642.3
Debt	1,457.4		923.0
Participations and residuals	409.3		435.1
Film related obligations	365.3		544.9
Other liabilities	417.0		452.5
Deferred revenue	169.1		118.4
Deferred tax liabilities	11.3		13.7
Total liabilities	6,038.1		6,129.9
Commitments and contingencies (Note 18)
Redeemable noncontrolling interest	93.7		123.3
EQUITY (DEFICIT)
Common shares	311.9		0.0
Accumulated deficit	(1,418.2)		(1,249.1)
Accumulated other comprehensive income	60.9		96.7
Total Lions Gate Entertainment Corp. shareholders' equity (deficit)	(1,045.4)		(1,152.4)
Noncontrolling interests	28.8		2.2
Total equity (deficit)	(1,016.6)		(1,150.2)
Total liabilities, redeemable noncontrolling interests and equity (deficit)	5,115.2		5,103.0
LIONS GATE ENTERTAINMENT CORP. [Member]
ASSETS
Cash and cash equivalents	223.7		314.0
Accounts receivable, net	636.5		753.0
Other current assets	375.8		396.5
Total current assets	1,236.0		1,463.5
Investment in films and television programs, net	2,913.1		2,762.2
Property and equipment, net	82.7		88.5
Investments	77.8		74.8
Intangible assets, net	836.8		991.8
Goodwill	808.5		811.2
Other assets	867.2		900.7
Total assets	6,822.1		7,092.7
LIABILITIES
Accounts payable	310.1		327.6
Content related payables	134.5		190.0
Other accrued liabilities	269.7		355.1
Participations and residuals	670.2		678.4
Film related obligations	1,708.7		1,393.1
Debt - short term portion	134.0		860.3
Deferred revenue	240.1		187.6
Total current liabilities	3,467.3		3,992.1
Debt	2,157.2		1,619.7
Participations and residuals	409.3		435.1
Film related obligations	365.1		544.9
Other liabilities	493.0		556.4
Deferred revenue	169.1		118.4
Deferred tax liabilities	20.1		13.3
Total liabilities	7,081.1		7,279.9
Commitments and contingencies (Note 18)
Redeemable noncontrolling interest	93.7		123.3
EQUITY (DEFICIT)
Accumulated deficit	(3,534.1)		(3,576.7)
Accumulated other comprehensive income	72.6		116.0
Total Lions Gate Entertainment Corp. shareholders' equity (deficit)	(264.7)		(312.7)
Noncontrolling interests	(88.0)		2.2
Total equity (deficit)	(352.7)		(310.5)
Total liabilities, redeemable noncontrolling interests and equity (deficit)	6,822.1		7,092.7
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP. [Member]
EQUITY (DEFICIT)
Common shares	674.7		673.6
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP. [Member]
EQUITY (DEFICIT)
Common shares	$ 2,522.1		$ 2,474.4